FINANCIAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2023
Disclosure Of Financial Risk Management [Abstract]
FINANCIAL RISK MANAGEMENT	FINANCIAL RISK MANAGEMENT
3.1.    Financial risk factors
The Company is exposed to different financial risks: (a) market risk, (b) credit risk, and (c) liquidity risk. The risk management of the Company aims to minimize the adverse effects of financial risks affecting the company.

(a)    Market risk

Due to the nature of its operations, the Company has exposure to market factors such as: (i) fuel-price risk, (ii) exchange -rate risk (FX), and (iii) interest -rate risk.

The Company has developed manuals and procedures to manage the market risk, which goal is to identify, quantify, monitor and mitigate the adverse effects of changes in market factors mentioned above.

For the foregoing, Management monitors the evolution of fuel price levels, exchange rates and interest rates, quantifies their exposures and their risk, and develops and executes hedging strategies.
(i)    Fuel-price risk

Exposure:

For the execution of its operations, the Company purchases a fuel called Jet Fuel grade 54 USGC, which is subject to the fluctuations of international fuel prices.

Mitigation:

To hedge the fuel-price risk exposure, the Company operates with derivative instruments (swaps and options) whose underlying assets may be different from Jet Fuel, such as West Texas Intermediate (“WTI”) crude, Brent (“BRENT”) crude and distillate Heating Oil (“HO”), which may have a high correlation with Jet Fuel and greater liquidity.
Fuel Hedging Results:
During the period ended December 31, 2023, the Company recognized gains of $15.7 million for fuel hedging net of premiums in the costs of sales for the year. During the period ended December 31, 2022, the Company recognized gains of US$18.8 million for fuel hedging net of premiums in the costs of sales for the year.
As of December 31, 2023, the market value of the fuel positions amounted to US$22.1 million (positive). At the end of December 31, 2022, this market value was US$12.6 million (positive).
The following tables show the level of hedge for different periods:

Positions as of December 31, 2023 (*)	Maturities
	Q124	Q224	Q324	Q424	Total
Percentage of coverage over the expected volume of consumption	35%	32%	30%	22%	30%

Positions as of December 31, 2022 (*)	Maturities
	Q123	Q223	Q323	Q423	Total
Percentage of coverage over the expected volume of consumption	24%	24%	15%	5%	17%
(*) The percentage shown in the table considers all the hedging instruments (swaps and options).

Sensitivity analysis

A drop in fuel price positively affects the Company through a reduction in costs. However, also negatively affects contracted positions as these are acquired to protect the Company against the risk of a rise in price. Therefore, the policy is to maintain a hedge-free percentage in order to be competitive in the event of a drop in price.

The current hedge positions are booked as cash flow hedge contracts, so a variation in the fuel price has an impact on the Company’s net equity.

The following table shows the sensitivity of financial instruments according to reasonable changes in the price of fuel and their effect on equity.
The calculations were made considering a parallel movement of US$5 per barrel in the underlying reference price curve at the end of December 2023 and the end of December of 2022 . The projection period was defined until the end of the last fuel hedging contract in force, being the last business day of the second half of 2024.

Benchmark price (US$ per barrel)	Positions as of December 31, 2023 effect on Equity (MUS$)	Positions as of December 31, 2022 effect on Equity (MUS$)
+5	+10.8	+2.2
-5	-10.7	-2.3
Given the fuel hedging structure for the year 2023, which considers a portion free of hedges, a vertical drop of 5 dollars in the JET reference price (considered as the monthly daily average), would have meant an impact of approximately US$131.6 million lower fuel cost. For the same period, a vertical rise of 5 dollars in the JET reference price (considered as the monthly daily average), would have meant an approximate impact of US$131.3 million in higher fuel costs.
(ii)    Foreign exchange rate risk:

Exposure:

The functional currency of the financial statements of the Parent Company is the US dollar, so that the risk of the Transactional and Conversion exchange rate arises mainly from the Company's business, strategic and accounting operating activities that are expressed in a monetary unit other than the functional currency.

The subsidiaries of LATAM are also exposed to foreign exchange risk whose impact affects the Company's Consolidated Income.

The largest operational exposure to LATAM's exchange risk comes from the concentration of businesses in Brazil, which are mostly denominated in Brazilian real (R$), and are actively managed by the Company.

At a lower concentration, the Company is also exposed to the fluctuation of other currencies, such as: Euro, Pound sterling, Australian dollar, Colombian peso, Chilean peso, Argentine peso, Paraguayan guarani, Mexican peso, Peruvian Sol and New Zealand dollar.

Mitigation:

The Company mitigates currency risk exposures by contracting hedging or non-hedging derivative instruments or through natural hedges or execution of internal operations.

Exchange Rate Hedging Results (FX):
As of December 31, 2023, the Company recognized losses of US$10.1 million for FX hedging derivatives net of premiums reflected in cost of sales. At the end of December of 2022, the Company recognize gains for US$5.2 million for FX hedging derivatives reflected in cost of sales.

As of December 31, 2023, the market value of hedging FX derivative positions is US$1.5 million (negative). As of December 31, 2022, the market value of the hedging FX derivative positions was US$0.2 million (positive). As of December 31, 2023, the Company has current hedging FX derivatives for US$414 million. As of December 31, 2022, the Company holds current hedging FX derivatives of US$108 million.
As of December 31, 2023, the Company does not maintain current non-hedged FX derivatives. At the end of December of 2022, the Company recognize losses of US$1.8 million in non-hedging FX derivatives net of premiums reflected in Other gains/(losses).
Sensitivity analysis:

A depreciation of the R$/US$ exchange rate, negatively affects the Company's operating cash flows, however, also positively affects the value of the positions of derivatives contracted.

The following table shows the sensitivity of current hedging FX derivative instruments according to reasonable changes in the exchange rate and its effect on equity.

Appreciation (depreciation) of R$/US$	Effect on equity as of December 31, 2023 (MUS$)	Effect on equity as of December 31, 2022 (MUS$)
-10%	-10.0	-2.9
+10%	+19.0	+3.0

Impact of Exchange rate variation in the Consolidated Income Statements (Foreign exchange gains/losses).

In the case of TAM S.A., whose functional currency is the Brazilian real, a large part of its liabilities is expressed in US dollars. Therefore, when converting financial assets and liabilities, from dollar to real, they have an impact on the result of TAM S.A., which is consolidated in the Company's Income Statement.

In order to reduce the impact on the Company's result caused by appreciations or depreciations of R$/US$, the Company carries out internal operations to reduce the net exposure in US$ for TAM S.A.

The following table shows the impact of the Exchange Rate variation on the Consolidated Income Statement when the R$/US$ exchange rate appreciates or depreciates by 10%:

Appreciation (depreciation) of R$/US$	Effect on Income Statement for the year ended December 31, 2023 (MUS$)	Effect on Income Statement for the year ended December 31, 2022 (MUS$)
-10%	+6.6	+70.7
+10%	-6.6	-70.7

Impact of the exchange rate variation in the Equity, from translate the subsidiaries financial statements into US Dollars (Cumulative Translate Adjustment).

Since the functional currency of TAM S.A. and Subsidiaries is the Brazilian real, the Company presents the effects of the exchange rate fluctuations in Other comprehensive income (Cumulative Translation Adjustment) by converting the Statement of financial position and Income statement of TAM S.A. and Subsidiaries from their functional currency to the U.S. dollar, which is the presentation currency of the consolidated financial statement of LATAM Airlines Group S.A. and Subsidiaries.
The following table shows the impact on the Cumulative Translation Adjustment included in Other comprehensive income recognized in Total equity in the case of an appreciation or depreciation 10% the exchange rate R$/US$:

Appreciation (depreciation) of R$/US$	Effect at December 31, 2023 MUS$	Effect at December 31, 2022 MUS$
-10%	+327.01	+98.11
+10%	-267.56	-80.28

(iii)    Interest -rate risk:

Exposure:

The Company has exposure to fluctuations in interest rates affecting the markets future cash flows of the assets, and current and future financial liabilities.

The Company is mainly exposed to the Secured Overnight Financing Rate (“SOFR”) and other less relevant interest rates such as Brazilian Interbank Certificates of Deposit (“CDI”) . Due to the fact that the publication of LIBOR ceased by June 30th 2023, the company has effectively migrated to SOFR as an alternative rate, which was fully materialized on September 30th 2023.

Of the company's financial debt subject to variable rates, all of the contracts maintain exposure to the SOFR reference rate.
Mitigation:
Currently, 50% (52% as of December 31, 2022) of the debt is fixed against fluctuations in interest rates. The variable debt, is indexed to the reference rate based on SOFR.
Likewise, most of the company's liquidity is denominated in dollars and indexed to a return rate similar and with alike fluctuation to the SOFR rate, which helps reduce exposure.
Rate Hedging Results:
During the period ended December 31, 2023, the Company recognized losses of US$1.8 million (negative) corresponding to the recognition for premiums paid.
As of December 31, 2023, there are no interest rate derivatives outstanding, at the end of December 2022, this market value was US$8.8 million (positive).
As of December 31, 2023, the Company recognized a decrease in the right-of-use asset due to the expiration of derivatives for US$14.9 million associated with the aircraft lease. On this same date, a lower depreciation expense of the right-of-use asset for US$1.1 million (positive) is recognized. At the end of December 2022, the Company recognized US$0.1 million for this same concept.
As of December 31, 2023, the Company settled a derivative for US$ US$14.8 million associated with hedges of leased aircraft.
Sensitivity analysis:
The following table shows the sensitivity of changes in financial obligations that are not hedged against interest-rate variations. These changes are considered reasonably possible, based on current market conditions each date.

Increase (decrease) of future curve SOFR rate	Positions as of December 31, 2023 effect on Income (Loss) before taxes (MUS$)	Positions as of December 31, 2022 effect on Income (Loss) before tax (MUS$)

+100 basis points	-20.27	-22.64
-100 basis points	+20.27	+22.64

A large part of the derivatives of current rates are recorded as cash flow hedge contracts, therefore, a variation in interest rates has an impact on the market value of the derivatives, whose changes affect the equity of the entity.

The calculations were made by vertically increasing (decreasing) 100 base points of the interest rate curve, both scenarios being reasonably possible according to historical market conditions.

Increase (decrease) interest rate curve	Positions as of December 31, 2023 effect on equity (MUS$)	Positions as of December 31, 2022 effect on equity (MUS$)

+100 basis points	—	+6.9
-100 basis points	—	-8.2

The sensitivity calculation hypothesis must assume that the forward curves of interest rates will not necessarily reflect the real value of the compensation of the flows. In addition, the interest rate structure is dynamic over time.
During the periods presented, the Company has recorded US$0.1 million (negative) for ineffectiveness in the consolidated income statement for this type of coverage.
(b)Credit risk
Credit risk occurs when the counterparty does not comply with its obligations to the Company under a specific contract or financial instrument, resulting in a loss in the market value of a financial instrument (only financial assets, not liabilities). The customer portfolio as of December 31, 2023 has experienced an increased by 24%compared to the balance as of
December 31, 2022, mainly due to an increase in passenger transportation operations (travel agencies and corporate) that increased by 22% in its sales, mainly affecting the payment methods credit card 29%%, and cash sales 9%. In relation to the cargo business, it presented a decrease in its operations of 5% compared to December 2022. There was especial consideration for the Expected Credit Loss calculation for the clients with balance at the year end that management considered risky. The Expect Credit Loss at the end of December 2023 had a decreased 4% compared to the end of December 2022, as a result of the decrease in the portfolio due to collection, and due to the application of write-offs.

The Company is exposed to credit risk due to its operational activities and its financial activities, including deposits with banks and financial institutions, investments in other types of instruments, exchange rate transactions and derivatives contracts.
To reduce the credit risk related to operational activities, the company has implemented credit limits to limit the exposure of its debtors, which are permanently monitored for the LATAM network, when deemed necessary, agencies have been blocked for cargo and passenger businesses.

(i)Financial activities

Cash surpluses that remain after the financing of assets necessary for the operation are invested according to credit limits approved by the Company’s Board, mainly in time deposits with different financial institutions, private investment funds and short-term mutual funds. These investments are booked as Cash and cash equivalents and other current financial assets.

In order to reduce counterparty risk and to ensure that the risk assumed is known and managed by the Company, investments are diversified among different banking institutions (both local and international). The Company evaluates the credit standing of each counterparty and the levels of investment, based on (i) its credit rating, and (ii) investment limits according to the Company’s level of liquidity. According to these two parameters, the Company chooses the most restrictive parameter of the previous two and based on this, establishes limits for operations with each counterparty.

The Company has no guarantees to mitigate this exposure.

(ii) Operational activities

The Company has four large sales “clusters”: travel agencies, cargo agents, airlines and credit-card administrators. The first three are governed by International Air Transport Association (“IATA”), international organization comprising most of the airlines that represent over 90% of scheduled commercial traffic and one of its main objectives is to regulate the financial transactions between airlines and travel agents and cargo. When an agency or airline does not pay their debt, it is excluded from operating with IATA’s member airlines. In the case of credit-card administrators, they are fully guaranteed by 100% by the issuing institutions.

Under certain of the Company’s credit card processing agreements, the financial institutions have the right to require that the Company maintain a reserve equal to a portion of advance ticket sales that have been processed by that financial institution, but for which the Company has not yet provided the air transportation. Additionally, the financial institutions have the ability to require additional collateral reserves or withhold payments related to receivables to be collected if increased risk is perceived related to liquidity covenants in these agreements or negative balances occur.

The exposure consists of the term granted, which fluctuates between 1 and 45 days.

One of the tools the Company uses for reducing credit risk is to participate in global entities related to the industry, such as IATA, Business Sales Processing (“BSP”), Cargo Account Settlement Systems (“CASS”), IATA Clearing House (“ICH”) and banks (credit cards). These institutions fulfill the role of collectors and distributors between airlines and travel and cargo agencies. In the case of the Clearing House, it acts as an offsetting entity between airlines for the services provided between them. A reduction in term and implementation of guarantees has been achieved through these entities.

The sales invoicing of TAM Linhas Aéreas S.A. related with cargo agents for domestic transportation in Brazil is done directly by TAM Linhas Aéreas S.A.
Credit quality of financial assets

The external credit evaluation system used by the Company is provided by IATA. Internal systems are also used for particular evaluations or specific markets based on trade reports available on the local market. The internal classification system is complementary to the external one, i.e. for agencies or airlines not members of IATA, the internal demands are greater.

To reduce the credit risk associated with operational activities, the Company has established credit limits to abridge the exposure of their debtors which are monitored permanently (mainly in case of operational activities of TAM Linhas Aéreas S.A. with travel agents). The bad-debt rate in the principal countries where the Company has a presence is insignificant.

(c)    Liquidity risk

Liquidity risk represents the risk that the Company does not have sufficient funds to pay its obligations.

Due to the cyclical nature of its business, the operation and investment needs, along with the need for financing, the Company requires liquid funds, defined as Cash and cash equivalents plus other short-term financial assets, to meet its payment obligations.

The balance of liquid funds, future cash generation and the ability to obtain financing, provide the Company with alternatives to meet future investment and financing commitments.
As of December 31, 2023, the balance of liquid funds is US$1,715 million (US$1,217 million as of December 31, 2022), which are invested in short-term instruments through financial entities with a high credit rating classification.

As of December 31, 2023, LATAM maintains engaged two Revolving Credit Facility for a total of US$1,100 millon, one for an amount of US$600 million and another for an amount of US$500 million, which are fully available. The first of these lines is secured by and subject to the availability of certain collateral (i.e. aircraft, engines and spare parts). The second one, is secured by certain intangibles assets of the Company, which are shared with other Chapter 11 exit financing.
Class of liability for the analysis of liquidity risk ordered by date of maturity as of December 31, 2023
Debtor: LATAM Airlines Group S.A., Tax No. 89.862.200-2 Chile

Tax No.	Creditor	Creditor country	Currency	Up to 90 days	More than 90 days to one year	More than one to three years	More than three to five years	More than five years	Total	Nominal value	Amortization	Annual
												Effective rate	Nominal rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%

Bank loans
0-E	GOLDMAN SACHS	U.S.A.	US$	44,721	127,878	302,953	1,192,355	—	1,667,907	1,089,000	Quarterly	20.31	15.04

Obligations with the public
97.036.000-K	SANTANDER	Chile	UF	—	3,230	6,409	6,409	182,647	198,695	160,214	To the expiration	2.00	2.00
0-E	WILMINGTON TRUST COMPANY	U.S.A.	US$	—	153,813	307,625	697,438	793,625	1,952,501	1,150,000	To the expiration	15.00	13.38
97.036.000-K	SANTANDER	Chile	US$	—	—	—	—	6	6	3	To the expiration	1.00	1.00

Guaranteed obligations
0-E	BNP PARIBAS	U.S.A.	US$	5,940	17,082	41,319	40,578	120,730	225,649	171,704	Quarterly	6.98	6.98
0-E	WILMINGTON TRUST COMPANY	U.S.A.	US$	5,948	16,928	42,098	40,736	54,056	159,766	132,585	Quarterly/Monthly	8.76	8.76

Other guaranteed obligation
0-E	EXIM BANK	U.S.A.	US$	452	1,348	43,531	43,494	16,665	105,490	99,109	Quarterly	2.29	2.05
0-E	MUFG	U.S.A.	US$	12,919	37,926	16,649	—	—	67,494	64,102	Quarterly	7.11	7.11
0-E	CREDIT AGRICOLE	France	US$	6,451	33,576	75,714	243,842	—	359,583	266,768	To the expiration	9.43	9.43

Financial lease
0-E	NATIXIS	France	US$	10,653	30,443	73,474	70,443	94,995	280,008	215,357	Quarterly	7.58	7.58
0-E	US BANK	U.S.A.	US$	17,984	50,411	17,681	—	—	86,076	84,177	Quarterly	4.41	3.16
0-E	EXIM BANK	U.S.A.	US$	3,262	9,389	216,015	148,582	75,118	452,366	413,072	Quarterly	4.13	3.31
0-E	BANK OF UTAH	U.S.A.	US$	5,891	17,705	47,590	54,357	117,597	243,140	172,582	Monthly	10.71	10.71

Others loans
0-E	OTHERS (*)	Chile	US$	104	—	—	—	—	104	104	To the expiration	—	—
	TOTAL			114,325	499,729	1,191,058	2,538,234	1,455,439	5,798,785	4,018,777
(*)Obligation with creditors for executed letters of credit.

Class of liability for the analysis of liquidity risk ordered by date of maturity as of December 31, 2023
Debtor: TAM S.A., Tax No. 02.012.862/0001-60, Brazil.

Tax No.	Creditor	Creditor country	Currency	Up to 90 days	More than 90 days to one year	More than one to three years	More than three to five years	More than five years	Total	Nominal value	Amortization	Annual
												Effective rate	Nominal rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%
Financial leases
0-E	NATIXIS	France	US$	510	1,530	4,080	9,886	—	16,006	16,006	Quarterly	—	—

	TOTAL			510	1,530	4,080	9,886	—	16,006	16,006

Class of liability for the analysis of liquidity risk ordered by date of maturity as of December 31, 2023
Debtor: LATAM Airlines Group S.A., Tax No. 89.862.200-2, Chile.

Tax No.	Creditor	Creditor country	Currency	Up to 90 days	More than 90 days to one year	More than one to three years	More than three to five years	More than five years	Total	Nominal value	Amortization	Annual
												Effective rate	Nominal rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%
Lease Liability
	AIRCRAFT	OTHERS	US$	139,599	419,554	1,116,682	928,238	1,685,262	4,289,335	2,894,195	—	—	—
	OTHER ASSETS	OTHERS	US$	2,523	7,276	14,863	846	1,404	26,912	25,680	—	—	—
			CLP	19	57	94	—	—	170	135	—	—	—
			UF	557	1,255	2,906	2,426	5,099	12,243	11,097	—	—	—
			COP	122	308	266	148	—	844	667	—	—	—
			EUR	63	101	172	23	—	359	296	—	—	—
			BRL	2,314	6,871	15,177	14,438	25,742	64,542	35,841	—	—	—
			MXN	24	71	8	—	—	103	84	—	—	—
Trade and other accounts payables
-	OTHERS	OTHERS	US$	846,541	7,063	—	—	—	853,604	709,933	—	—	—
			CLP	44,593	8,072	—	—	—	52,665	64,317	—	—	—
			BRL	309,999	7,671	—	—	—	317,670	409,474	—	—	—
			Other currency	178,740	5,522	—	—	—	184,262	118,189	—	—	—
Accounts payable to related parties currents
Foreign	Qatar Airways	Qatar	US$	—	2,312	—	—	—	2,312	2,312
Foreign	Delta Air Lines, Inc.	U.S.A	US$	—	5,132	—	—	—	5,132	5,132
	Total			1,525,094	471,265	1,150,168	946,119	1,717,507	5,810,153	4,277,352
	Total consolidated			1,639,929	972,524	2,345,306	3,494,239	3,172,946	11,624,944	8,312,135

Class of liability for the analysis of liquidity risk ordered by date of maturity as of December 31, 2022
Debtor: LATAM Airlines Group S.A., Tax No. 89.862.200-2 Chile.

Tax No.	Creditor	Creditor country	Currency	Up to 90 days	More than 90 days to one year	More than one to three years	More than three to five years	More than five years	Total	Nominal value	Amortization	Annual
												Effective rate	Nominal rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%

Bank loans
97.023.000-9	GOLDMAN SACHS	U.S.A.	US$	32,071	122,278	323,125	1,361,595	—	1,839,069	1,100,000	Quarterly	18.46	13.38
0-E	SANTANDER	Spain	US$	19,164	55,288	—	—	—	74,452	70,951	Quarterly	7.26	7.26
Obligations with the public
97.030.000-7	SANTANDER	Chile	UF	—	3,136	6,271	6,271	178,736	194,414	156,783	At Expiration	2.00	2.00
0-E	WILMINGTON TRUST COMPANY	U.S.A.	US$	—	152,531	307,625	757,625	887,250	2,105,031	1,150,000	At Expiration	15.00	13.38
97.036.000-K	SANTANDER	Chile	US$	—	—	—	—	6	6	3	At Expiration	1.00	1.00
Guaranteed obligations
0-E	BNP PARIBAS	U.S.A.	US$	6,692	14,705	39,215	39,215	138,345	238,172	184,198	Quarterly	5.76	5.76
0-E	WILMINGTON TRUST COMPANY	U.S.A.	US$	3,839	13,465	45,564	43,444	75,505	181,817	141,605	Quarterly / Monthly	8.20	8.20
Other guaranteed obligation
0-E	EXIM BANK	U.S.A.	US$	394	1,171	12,119	21,111	60,857	95,652	86,612	Quarterly	2.01	1.78
0-E	MUFG	U.S.A.	US$	13,091	38,914	69,916	—	—	121,921	112,388	Quarterly	6.23	6.23
0-E	CREDIT AGRICOLE	France	US$	5,769	31,478	70,890	267,615	—	375,752	275,000	At Expiration	8.24	8.24
Financial lease
0-E	CITIBANK	U.S.A.	US$	6,995	5,844	-	—	—	12,839	12,514	Quarterly	6.19	5.47
0-E	BNP PARIBAS	U.S.A.	US$	6,978	20,662	1,543	—	—	29,183	28,165	Quarterly	5.99	5.39
0-E	NATIXIS	France	US$	9,864	29,468	75,525	70,787	129,582	315,226	239,138	Quarterly	6.44	6.44
0-E	US BANK	U.S.A.	US$	18,072	54,088	86,076	—	—	158,236	152,693	Quarterly	4.06	2.85
0-E	PK AIRFINANCE	U.S.A.	US$	1,749	5,165	6,665	—	—	13,579	12,590	Quarterly	5.97	5.97
0-E	EXIM BANK	U.S.A.	US$	3,176	9,681	137,930	193,551	157,978	502,316	446,509	Quarterly	3.58	2.79
0-E	BANK OF UTAH	U.S.A.	US$	5,878	17,651	47,306	50,649	145,184	266,668	182,237	Monthly	10.45	10.45

Others loans
0-E	OTHERS (*)	Chile	US$	2,028	—	—	—	—	2,028	2,028	At Expiration	—	—
	TOTAL			135,760	575,525	1,229,770	2,811,863	1,773,443	6,526,361	4,353,414
(*)Obligation with creditors for executed letters of credit.

Class of liability for the analysis of liquidity risk ordered by date of maturity as of December 31, 2022
Debtor: TAM S.A., Tax No. 02.012.862/0001-60, Brazil.

Tax No.	Creditor	Creditor country	Currency	Up to 90 days	More than 90 days to one year	More than one to three years	More than three to five years	More than five years	Total	Nominal value	Amortization	Annual
												Effective rate	Nominal rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%
Financial Leases
0-E	NATIXIS	France	US$	510	1,530	4,080	4,080	7,846	18,046	18,046	Semiannual/Quarterly	7.23	7.23
Bank loans
0-E	MERRILL LYNCH CREDIT PRODUCTS, LLC	Brazil	BRL	304,549	—	—	—	—	304,549	304,549	Monthly	3.95	3.95
	TOTAL			305,059	1,530	4,080	4,080	7,846	322,595	322,595

Class of liability for the analysis of liquidity risk ordered by date of maturity as of December 31, 2022
Debtor: LATAM Airlines Group S.A., Tax No. 89.862.200-2, Chile.

Tax No.	Creditor	Creditor country	Currency	Up to 90 days	More than 90 days to one year	More than one to three years	More than three to five years	More than five years	Total	Nominal value	Amortization	Annual
												Effective rate	Nominal rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%
Lease Liability
	AIRCRAFT	OTHERS	US$	80,602	250,297	845,215	776,431	1,094,935	3,047,480	2,134,968	—	—	—
	OTHER ASSETS	OTHERS	US$	1,727	8,080	20,641	6,251	1,763	38,462	35,157	—	—	—
			CLP	20	34	69	—	—	123	111	—	—	—
			UF	574	1,568	3,007	2,515	6,273	13,937	11,703	—	—	—
			COP	76	227	301	—	—	604	518	—	—	—
			EUR	84	253	246	24	—	607	571	—	—	—
			BRL	2,064	6,192	14,851	12,491	28,625	64,223	33,425	—	—	—
Trade and other accounts payables
	OTHERS	OTHERS	US$	80,557	58,342	—	—	—	138,899	138,899	—	—	—
			CLP	168,393	1,231	—	—	—	169,624	169,624	—	—	—
			BRL	370,772	5,242	—	—	—	376,014	376,014	—	—	—
			Other currency	583,118	3,935	—	—	—	587,053	587,053	—	—	—
Accounts payable to related parties currents
Foreign	Inversora Aeronáutica Argentina S.A.	Argentina	US$	5	—	—	—	—	5	5	—	—	—
Foreign	Patagonia Seafarms	U.S.A	US$	7	—	—	—	—	7	7	—	—	—

	Total			1,287,999	335,401	884,330	797,712	1,131,596	4,437,038	3,488,055
	Total consolidated			1,728,818	912,456	2,118,180	3,613,655	2,912,885	11,285,994	8,164,064
The Company has fuel, interest rate and exchange rate hedging strategies involving derivatives contracts with different financial institutions.
As of December 31, 2023, the Company maintains guarantees for US$11.0 million corresponding to derivative transactions. The increase is due to: i) Increase in the number of hedging contracts and ii) changes in fuel prices, exchange rates and interest rates. At the end of 2022, the Company had guarantees for US$7.5 million corresponding to derivative transactions.
3.2.    Capital risk management
The objectives of the Company, in relation to capital management are: (i) to meet the minimum equity requirements and (ii) to maintain an optimal capital structure.
The Company monitors contractual obligations and regulatory requirements in the different countries where the group’s companies are domiciled to ensure faithful compliance with the minimum equity requirement, the most restrictive limit of which is to maintain positive liquid equity.
Additionally, the Company periodically monitors the short and long term cash flow projections to ensure that it has sufficient cash generation alternatives to meet future investment and financing commitments.
The international credit rating of the Company is the result of the ability to meet long-term financial commitments. As of December 31, 2023, The Company has a national rating of BBB by Fitch, a rating of B in a positive outlook by Standard & Poor’s, and a rating of B1 by Moody's with stable outlook, either way as international scale.
3.3.    Estimates of fair value.
At December 31, 2023, the Company maintained financial instruments that should be recorded at fair value. These are grouped into two categories:
1.Derivative financial instruments:
This category includes the following instruments:
-Interest rate derivative contracts,
-Fuel derivative contracts,
-Currency derivative contracts.
2.Financial Investments:
This category includes the following instruments:
-Investments in short-term Mutual Funds (cash equivalent)
The Company has classified the fair value measurement using a hierarchy that reflects the level of information used in the assessment. This hierarchy consists of 3 levels (I) fair value based on quoted prices in active markets for identical assets or liabilities, (II) fair value calculated through valuation methods based on inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices) and (III) fair value based on inputs for the asset or liability that are not based on observable market data.
The fair value of financial instruments traded in active markets, such as investments acquired for trading, is based on quoted market prices at the close of the period using the current price of the buyer. The fair value of financial assets not traded in active markets (derivative contracts) is determined using valuation techniques that maximize use of available market information. Valuation techniques generally used by the Company are quoted market prices of similar instruments and / or estimating the present value of future cash flows using forward price curves of the market at period end.
The following table shows the classification of financial instruments at fair value, depending on the level of information used in the assessment:

	As of December 31, 2023				As of December 31, 2022
		Fair value measurements using values considered as				Fair value measurements using values considered as
	Fair value	Level I	Level II	Level III	Fair value	Level I	Level II	Level III
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Assets
Cash and cash equivalents	89,706	89,706	—	—	95,452	95,452	—	—
Short-term mutual funds	89,706	89,706	—	—	95,452	95,452	—	—

Other financial assets, current	22,136	—	22,136	—	21,601	—	21,601	—
Fair value interest rate derivatives	—	—	—	—	8,816	—	8,816	—
Fair value of fuel derivatives	22,136	—	22,136	—	12,594	—	12,594	—
Fair value of foreign currency derivative	—	—	—	—	191	—	191	—

Liabilities
Other financial liabilities, current	1,544	—	1,544	—	—	—	—	—
Fair value of foreign currency derivatives	1,544	—	1,544	—	—	—	—	—
Additionally, at December 31, 2023, the Company has financial instruments which are not recorded at fair value. In order to meet the disclosure requirements of fair values, the Company has valued these instruments as shown in the table below:

	As of December 31, 2023		As of December 31, 2022
	Book value	Fair value	Book value	Fair value
	ThUS$	ThUS$	ThUS$	ThUS$
Cash and cash equivalents	1,625,055	1,625,055	1,121,223	1,121,223
Cash on hand	2,019	2,019	2,248	2,248
Bank balance	552,187	552,187	480,566	480,566
Overnight	75,236	75,236	259,129	259,129
Time deposits	995,613	995,613	379,280	379,280
Other financial assets, current	152,683	152,683	481,914	481,914
Other financial assets	152,683	152,683	481,914	481,914
Trade debtors, other accounts receivable and Current accounts receivable	1,385,910	1,385,910	1,008,109	1,008,109
Accounts receivable from entities related, current	28	28	19,523	19,523
Other financial assets, non-current	34,485	34,485	15,517	15,517
Accounts receivable, non-current	12,949	12,949	12,743	12,743

Other current financial liabilities	594,519	867,791	802,841	824,167
Accounts payable for trade and other accounts payable, current	1,765,279	1,765,279	1,627,992	1,627,992
Accounts payable to entities related, current	7,444	7,444	12	12
Other financial liabilities, non current	6,341,669	6,174,294	5,979,039	5,533,131
Accounts payable, non current	418,587	418,587	326,284	326,284
The book values of accounts receivable and payable are assumed to approximate their fair values, due to their short-term nature. In the case of cash on hand, bank balances, overnight, time deposits and accounts payable, non-current, fair value approximates their carrying values.
The fair value of other financial liabilities is estimated by discounting the future contractual cash flows at the current market interest rate for similar financial instruments (Level II). In the case of Other financial assets, the valuation was performed according to market prices at period end. The book value of Other financial liabilities, current or non-current, do not include lease liabilities.